Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
Note 11. Subsequent Events
Transaction between Legacy Vivint Smart Home and Vivint Smart Home
On January 17, 2020 (the “Closing Date”), the Company consummated the previously announced merger pursuant to that certain Agreement and Plan of Merger, dated September 15, 2019, by and among the Company, Maiden Merger Sub, Inc., its subsidiary (“Merger Sub”), and Legacy Vivint Smart Home, Inc. (f/k/a Vivint Smart Home, Inc.) (“Legacy Vivint Smart Home”), as amended by Amendment No. 1 to the Agreement and Plan of Merger (the “Amendment” and as amended, the “Merger Agreement”), dated as of December 18, 2019, by and among the Company, Maiden Sub and Legacy Vivint Smart Home.
Pursuant to the terms of the Merger Agreement, a business combination between the Company and Legacy Vivint Smart Home was effected through the merger of Merger Sub with and into Legacy Vivint Smart Home, with Legacy Vivint Smart Home surviving as the surviving company (the “Merger”). At the effective time of the Merger (the “Effective Time”), each stockholder of Legacy Vivint Smart Home received 84.5320916792 shares of the Company’s Class A common stock, par value $0.0001 per share (the “Common Stock”), for each share of Legacy Vivint Smart Home common stock, par value $0.01 per share, that such stockholder owned.

Pursuant in each case to a Subscription Agreement entered into in connection with the Merger Agreement, certain investment funds managed by affiliates of Fortress Investment Group LLC (“Fortress”) and certain investment funds affiliated with The Blackstone Group Inc. (“Blackstone”) purchased, respectively, 12,500,000 and 10,000,000 newly-issued shares of Common Stock (such purchases, the “Fortress PIPE” and the “Blackstone PIPE,” respectively, and together, the “PIPE”) concurrently with the completion of the Merger (the “Closing”) on the Closing Date for an aggregate purchase price of $125,000,000 and $100,000,000, respectively. The founder shares automatically converted into Common Stock at Closing, on a one-for-one
basis, subject to adjustment. The private placement warrants will expire five years after the Closing or earlier upon redemption or liquidation.
In connection with the execution of the Amendment, the Company entered into a Subscription and Backstop Agreement (the “Fortress Subscription and Backstop Agreement”) with Fortress, pursuant to which Fortress committed to (i) purchase $50,000,000 in aggregate purchase price of shares of the Company’s Common Stock in the open market, subject to applicable law, (ii) backstop redemptions by subscribing for a number of shares of newly-issued shares of the Company’s Common Stock at a purchase price per share equal to the per-share
value of our trust account at the time of any such redemptions and (iii) subscribe for up to $50,000,000 (less the aggregate purchase price of the shares purchased by it in the open market and to backstop redemptions) in aggregate purchase price of newly-issued shares of the Company’s Common Stock at a purchase price of $10.00 per share to be issued at the Company’s election at the Closing. On the Closing Date, pursuant to the Fortress Subscription and Backstop Agreement, Fortress purchased 2,698,753 shares of Common Stock for an aggregate of $27.8 million. In connection with the Closing, 31,074,592 shares of Common Stock were redeemed at a per price share of approximately $10.29.
In addition, the Company entered into an additional subscription agreement (the “Additional Forward Purchaser Subscription Agreement”) with one of the forward purchasers (the “Forward Purchaser”). Pursuant to the Additional Forward Purchaser Subscription Agreement, immediately prior to the Effective Time, the Forward Purchaser purchased from us 5,000,000 shares of Common Stock at a purchase price of $10.00 per share. As consideration for the additional investment, 25% of Mosaic Sponsor LLC’s founder shares and private placement warrants were forfeited to the Company and the Company issued to the Forward Purchaser an equal number of shares of Common Stock and warrants concurrently with the Closing.
At the Closing, certain investors (including an affiliate of Fortress) received an aggregate of 15,789,474 shares of Common Stock at a purchase price of $9.50 per share (the “IPO Forward Purchaser Investment”) pursuant to the terms of the forward purchase agreements the Company entered into in connection with the Company’s initial public offering.
In addition, in connection with the Closing, all of the 8,625,000 outstanding shares of the Founder Shares were converted into shares of Common Stock on a one-for-one basis, subject to adjustment. Pursuant to the terms of a sponsor agreement (the “Sponsor Agreement”) entered into by the Company, Legacy Vivint Smart Home, the SPAC sponsors and one of the Company’s independent directors, the private placement warrants remain unvested and are subject to certain time and performance-based vesting provisions described therein.
In connection with the Closing, actual underwriter payments were $6.1 million.
In connection with the Closing, the Company changed its name from Mosaic Acquisition Corp. to Vivint Smart Home, Inc.
Subsequent to the Closing, the issuance of 12,500,000 earnout shares occurred in February 2020 after attainment of the First Earnout and the issuance of 12,500,000 earnout shares occurred in March 2020 after attainment of the Second Earnout.
Refinancing Transactions
On February 14, 2020, APX completed its offering of $600.0 million aggregate principal amount of 6.75% senior secured notes due 2027 (the “2027 Notes”) in a private placement.

Concurrently with the 2027 Notes offering, APX amended and restated the credit agreements governing our existing revolving credit facility and existing term loan credit facility (the “Concurrent Refinancing Transactions”). In connection therewith, APX, among other things, (i) extended the maturity date with respect to certain commitments under the revolving credit facility and increased the aggregate commitments in respect of the revolving credit facility to $350.0 million and (ii) extended the maturity date with respect to the loans outstanding under the term loan facility and increased the aggregate principal amount of term loans term loans outstanding under the term loan credit facility to $950.0 million.
APX used the net proceeds from the 2027 Notes offering and Concurrent Refinancing Transactions, together with the proceeds from the Merger, to (i) redeem all of APX’s outstanding 8.750% Senior Notes due 2020 (the “2020 Notes Redemption”), (ii) redeem all of APX’s outstanding 8.875% Senior Secured Notes due 2022 (the “2022 Private Placement Notes Redemption”), (iii) refinance in full the existing borrowings under APX’s existing term loan facility and revolving credit facility, (iv) redeem $223.0 million aggregate principal amount of APX’s outstanding 7.875% Senior Secured Notes due 2022 (the “Existing 7.875% Notes Redemption” and, together with the 2020 Notes Redemption and the 2022 Private Placement Notes Redemption, the “Redemptions”) and (v) pay the related accrued interest, fees and expenses related thereto. APX irrevocably deposited funds with the applicable trustee and/or paying agent to effect the Redemptions and to satisfy and discharge all of APX’s remaining obligations under the indenture governing APX’s 8.750% Senior Notes due 2020 and the note purchase agreement governing APX’s 8.875% Senior Secured Notes due 2022. Vivint intends to use any remaining net proceeds for general corporate purposes, which may include repayment of additional indebtedness.